DEBT AND CAPITAL STRUCTURE (Tables)	9 Months Ended
Sep. 30, 2026
Borrowings [abstract]
Schedule of Short-Term and Long-Term Debt
B) Long-Term Debt

	September 30,	December 31,
As at	2026	2025
Committed Credit Facility	—	—
Term Loan Facility	—	2,700
U.S. Dollar Denominated Senior Unsecured Notes (1)	6,095	5,887
Canadian Dollar Senior Unsecured Notes	2,450	2,450
Total Debt Principal	8,545	11,037
Debt Premiums (Discounts), Net, and Transaction Costs	2	(5)
Long-Term Debt	8,547	11,032
Less: Current Portion	—	—
Long-Term Portion	8,547	11,032
(1)Total U.S. dollar denominated unsecured notes as at September 30, 2026, was US$4.3 billion (December 31, 2025 — US$4.3 billion).

Schedule of Disclosure Of Net To Adjusted Funds Flow Explanatory
Net Debt to Adjusted Funds Flow

	September 30,	December 31,
As at	2026	2025
Current Portion of Long-Term Debt	—	—
Long-Term Portion of Long-Term Debt	8,547	11,032
Total Debt	8,547	11,032
Less: Cash and Cash Equivalents	(5,548)	(2,740)
Net Debt	2,999	8,292

Cash From (Used in) Operating Activities	15,809	8,228
(Add) Deduct:
Settlement of Decommissioning Liabilities	(237)	(280)
Net Change in Non-Cash Working Capital	(52)	(363)
Adjusted Funds Flow (1)	16,098	8,871

Net Debt to Adjusted Funds Flow (times)	0.2	0.9
(1)Calculated on a trailing twelve-month basis.

Schedule of Net Debt to Capitalization	Net Debt to Capitalization

	September 30,	December 31,
As at	2026	2025
Net Debt	2,999	8,292
Shareholders’ Equity	35,254	31,622
Capitalization	38,253	39,914

Net Debt to Capitalization (percent)	8	21